Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
(in thousands)	2023	2022

Leasehold improvements	$2,664	$2,649
Manufacturing, laboratory & office equipment	870	881
Furniture & fixtures	390	390
Subtotal	3,924	3,920
Accumulated depreciation and amortization	(3,741)	(3,658)
Property and equipment, net	$183	$262